Debt - Pledges - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Property, plant and equipment pledged under the loan agreements	$ 3,944,427	[1]	$ 6,726,116	[1]
Inventories pledged under the loan agreements	640,671	[2]	1,407,868	[2]
Credit Facility [Member]
Debt Instrument [Line Items]
Indebtedness	467,452
Credit Facility [Member] | Yakutugol [Member]
Debt Instrument [Line Items]
Common shares pledged	1,010,498
Percentage of common shares plus one share pledged to secured loans	25% plus 1 of total common shares
Credit Facility [Member] | Southern Kuzbass Coal Company (SKCC) [Member]
Debt Instrument [Line Items]
Common shares pledged	9,027,306
Percentage of common shares plus one share pledged to secured loans	25% plus 1 of total common shares
Credit Facility [Member] | Korshunov Mining Plant (KMP) [Member]
Debt Instrument [Line Items]
Percentage of shares pledged	30% of total common shares
Credit Facility [Member] | Mechel-Mining OAO [Member]
Debt Instrument [Line Items]
Common shares pledged	3,644,450,001
Percentage of common shares plus one share pledged to secured loans	25% plus 1 share of total common shares
Credit Facility [Member] | Beloretsk Metallurgical Plant (BMP) [Member]
Debt Instrument [Line Items]
Common shares pledged	1,866,711
Percentage of common shares plus one share pledged to secured loans	25% plus 1 share of total common shares
Indebtedness	501,250		481,756
Credit Facility [Member] | Chelyabinsk Metallurgical Plant (CMP) [Member]
Debt Instrument [Line Items]
Common shares pledged	632,393
Percentage of common shares plus one share pledged to secured loans	20% of total common shares
Indebtedness	342,792		396,681
Credit Facility [Member] | Izhstal [Member]
Debt Instrument [Line Items]
Common shares pledged	266,911
Percentage of common shares plus one share pledged to secured loans	25% plus 1 of total common shares
Credit Facility [Member] | Ural Stampings Plant (USP) [Member]
Debt Instrument [Line Items]
Common shares pledged	136,942
Percentage of common shares plus one share pledged to secured loans	25% plus 1 of total common shares
Credit Facility [Member] | Elgaugol [Member]
Debt Instrument [Line Items]
Common shares pledged	75,038
Indebtedness	167,288
Percentage of shares pledged	49% of Elgaugol share
Credit Facility [Member] | Mechel Service [Member]
Debt Instrument [Line Items]
Indebtedness	105,000
Credit Facility [Member] | Mechel Transport [Member]
Debt Instrument [Line Items]
Percentage of shares pledged	25% share capital of Mecheltrans
Credit Facility [Member] | Fincom-Invest [Member]
Debt Instrument [Line Items]
Percentage of shares pledged	100% share capital of Fincom-Invest
Long-term Credit Facility [Member] | Korshunov Mining Plant (KMP) [Member]
Debt Instrument [Line Items]
Common shares pledged	62,533
Percentage of common shares plus one share pledged to secured loans	25% plus 1 of total common shares
Syndicated Loan [Member] | Yakutugol [Member]
Debt Instrument [Line Items]
Common shares pledged	1,010,498
Percentage of common shares plus one share pledged to secured loans	25% plus 1 of total common shares
Syndicated Loan [Member] | Southern Kuzbass Coal Company (SKCC) [Member]
Debt Instrument [Line Items]
Common shares pledged	9,027,306
Percentage of common shares plus one share pledged to secured loans	25% plus 1 of total common shares
VTB Bank [Member] | Credit Facility [Member] | Mechel-Mining OAO [Member]
Debt Instrument [Line Items]
Common shares pledged	5,466,675,001
Percentage of common shares plus one share pledged to secured loans	37.5% plus 1 of total common shares
Indebtedness	791,334
Uralsib Bank [Member] | Long-term Credit Facility [Member]
Debt Instrument [Line Items]
Common shares pledged	27,380
Indebtedness	60,070
Percentage of shares pledged	5% of total common shares
Loan Agreements [Member]
Debt Instrument [Line Items]
Property, plant and equipment pledged under the loan agreements	495,153		935,251
Inventories pledged under the loan agreements	65,128		27,165
Accounts receivable pledged	6,810		11,995
Investments pledged under the loan agreements	$ 2,026

[1]	See Note 11
[2]	See Note 7